RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of restated financial information

	Impact of correction of error
March 31, 2022 (Unaudited)	As previously reported	Adjustments	As restated

Total assets	$11,704,750	$3,275,000	$14,979,750

Total liabilities	9,512,586	3,275,000	12,787,586

Mezzanine equity	–	3,125,002	3,125,002

Total shareholders' equity	$2,192,163	$(3,125,002)	$(932,839)

ii. Statement of operations

	Impact of correction of error
Three months ended March 31, 2022 (Unaudited)	As previously reported	Adjustments	As restated

Revenue	$2,940,994	$(43,844)	$2,897,150
Cost of sales	1,135,702	(19,474)	1,116,228
Gross margin	1,805,292	(24,370)	1,780,922
Operating expense	1,081,928	(22,489)	1,059,439
Income from operations	$723,364	$(1,881)	$721,483
Other income (expense), net	(1,193,196)	(1,071,526)	(2,264,722)
Net loss before discontinued operations	(469,832)	(1,073,407)	(1,543,239)
Loss from discontinued operations	(16,622)	(2,593)	(19,215)
Net loss	$(486,454)	$(1,076,000)	$(1,562,454)
Basic Loss per Share
Continued Operations	(0.01)		(0.01)
Discontinued Operations	0.01		–
Weighted Average Shares Outstanding - Basic Earnings Loss per Share
Continued Operations	166,130,069		128,021,527
Discontinued Operations	166,130,069		128,021,527